real estate joint ventures - Net income (loss) and comprehensive income (loss) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
real estate joint ventures
Interest expense	CAD 580	CAD 523
Net income	1,479	1,236
Comprehensive income	1,320	1,221
Real estate joint ventures
real estate joint ventures
Revenue from investment property	34	34
Revenue from sale of residential condominiums	19	262
Depreciation and amortization	8	8
Interest expense	8	10
Net income	(6)	72
Capitalized financing costs	3	4
Provision for income taxes of the partners recognized in net income (loss) and comprehensive income (loss).	CAD 0	CAD 0